Expense Example, No Redemption	Jan. 14, 2026 USD ($)
Thornburg Small/Mid Cap Core Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	847
Expense Example, No Redemption, 5 Years	1,521
Expense Example, No Redemption, 10 Years	3,322
Thornburg Small/Mid Cap Growth Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	898
Expense Example, No Redemption, 5 Years	1,621
Expense Example, No Redemption, 10 Years	$ 3,537